Note 18 - Asset Acquisition (Details Textual) - USD ($)	May 13, 2019	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Total		$ 23,535,000
Operating Lease, Right-of-Use Asset		1,728,000	$ 1,466,000
Operating Lease, Liability, Total		1,728,000	$ 1,466,000
New Castle Country Club [Member]
Long-term Debt, Total	$ 800,000
Assets Acquisition Recognized Identifiable Assets Acquired and Liabilities Assumed, Demand Line of Credit	134,000
Assets Acquisition Recognized Identifiable Assets Acquired and Liabilities Assumed, Commercial Mortgage	653,000
Asset Acquisition, Transaction Costs Capitalized	67,000
Operating Lease, Right-of-Use Asset	126,000
Operating Lease, Liability, Total	126,000
New Castle Country Club [Member] | Vehicles [Member]
Operating Lease, Right-of-Use Asset	$ 194,000
Lessee, Operating Lease, Remaining Term Of Contract (Year)	3 years
Operating Lease, Liability, Total		$ 900,000